NOVEMBER 12, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

							Re: Form 13F Filed on Behalf
						  	      of Howard P. Berkowitz
							      File No. 28-286
Gentlemen:

In accordance with Rule 13f-1 under the Securities and Exchange Act of 1934, enclosed please find Form 13F filed on behalf of Howard P. Berkowitz for the quarter ended September 30, 1999.

Kindly acknowledge receipt by e-mail to carl@hpbassoc.com.


Very truly yours,

/s/ Carl J. Bennett

Carl J. Bennett






UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended SEPTEMBER 30,1999



If amended report check here:

Howard P. Berkowitz
Name of Institutional Investment Manager

C/o HPB Associates, L.P., 65 EAST 55TH STREET, NY, NY 10022
Business Address			(Street)		(City)		(State)		(Zip)

Howard P. Berkowitz, Managing Partner
Name, Phone No., and Title of person Duly Authorized to Submit This report.

ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 12th day of November, 1999.


Howard P Berkowitz
(Name of Institutional investment Manager)

/s/ Howard P. Berkowitz

(Manual Signature of Person Duly Authorized to Submit this Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                13F File No.: Name:
1.
2.

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                                                              FORM 13F

Name of Reporting Manager: Howard P. Berkowitz

                                                             Item 5:         Item 6:                              Item 8:
            Item 1:        Item 2:     Item 3:    Item4:    Shares of  Investment Discretion    Item 7: Voting Authority (Shares)
        Name of Issuer    Title of      CUSIP   Fair Market  Principal      (b) Shared-         Managers
                           CLASS        Number     Value      Amount  (a)Sole As Defined(c)Shared SeeInstr(a)Sole(b)Shared(c)None
                                                                               in Instr. V Other

AETNA INC                     COM      008117 10 3 21,177,500   430,000    X                               430,000
ANIXTER INTL INC              COM      035290 10 5  9,804,525   421,700    X                               421,700
AUTONATION INC                COM      05329W 10 2  3,450,000   276,000    X                               276,000
BAKER HUGHES INC	      COM      057224 10 7    290,000  10,000(c)   X                              10,000(c)
BERKSHIRE RLTY INC            COM      084710 10 2  2,812,800   234,400    X                               234,400
BURLINGTON RES INC            COM      122014 10 3  1,837,500  50,000(c)   X                              50,000(c)
CIGNA CORP                    COM      125509 10 9  1,166,250  15,000(c)   X                              15,000(c)
COASTCAST CORP                COM      19057T 10 8    655,000    52,400    X                                52,400
CMP GROUP INC                 COM      125887 10 9 21,432,325   812,600    X                               812,600
EEX CORP                    COM NEW    26842V 20 7    734,375   250,000    X                               250,000
ESG RE LTD                    ORD      G31215 10 9  8,098,438   912,500    X                               912,500
FOUNDATION HEALTH SYS INC     COM      350404 10 9  5,568,125   590,000    X                               590,000
FLEMING COS INC               COM      339130 10 6  4,906,250   500,000    X                               500,000
GEORGIA PAC CORP        COM GA PAC GRP 373298 10 8  9,223,794   228,100    X                               228,100
GEORGIA PAC CORP        COM-TIMBER GRP 373298 70 2  8,303,625   363,000    X                               363,000
GULF ISLAND FABRICATION INC   COM      402307 10 2    131,875    10,000    X                                10,000
HOLLYWOOD PK INC NEW          COM      436255 10 3  5,959,781   387,628    X                               387,628
IMC GLOBAL INC                COM      449669 10 0  3,640,625   250,000    X                               250,000
INSURANCE AUTO AUCTIONS INC   COM      457875 10 2  2,008,125   135,000    X                               135,000
LIBERTE INVS INC DEL          COM      530154 10 3  2,124,719   618,100    X                               618,100
LIZ CLAIBORNE INC             COM      539320 10 1  1,550,000    50,000    X                                50,000
MANDALAY RESORT GROUP       MANDALAY   562567 10 7 12,936,250   655,000    X                               655,000
MAXXAM INC                    COM      577913 10 6  1,623,450    31,600    X                                31,600
MCDERMOTT INTL INC            COM      580037 10 9    506,250  25,000(c)   X                              25,000(c)
MICRON TECHNOLOGY INC         COM      595112 10 3    997,500  15,000(c)   X                              15,000(c)
NEXELL THERAPEUTICS INC       COM      65332H 10 4    539,766   367,500    X                               367,500
PACIFIC GATEWAY EXCHANGE INC  COM      694327 10 7  1,637,500   100,000    X                               100,000
PAGING NETWORK INC            COM      695542 10 0    515,625   500,000    X                               500,000
PHOSPHATE RESOURCE PARTNERS DEP UNT    719217 10 1  1,000,000   100,000    X                               100,000
QUANTUM CORP                COM DSSG   747906 20 4  8,402,344   597,500    X                               597,500
QUANTUM CORP                COM HDDG   747906 30 3  1,487,500   200,000    X                               200,000
RELIASTAR FINL CORP           COM      75952U 10 3  6,051,500   182,000    X                               182,000
REYNOLDS R J TOB HLDGS INC    COM      76182K 10 5  3,891,591   144,133    X                               144,133
SANTA FE SNYDER CORP          COM      80218K 10 5  1,350,000   150,000    X                               150,000
SMURFIT-STONE CONTAINER CORP  COM      832727 10 1  6,920,649   320,030    X                               320,030
SOMNUS MED TECHNOLOGIES INC   COM      835397 10 0  1,995,334   778,667    X                               778,667
UNION CARBIDE CORP            COM      905581 10 4  8,521,875   150,000    X                               150,000
VENTAS INC                    COM      92276F 10 0 10,584,900 2,228,400    X                             2,228,400
WASTE MGMT INC DEL            COM      94106L 10 9    962,500  50,000(c)   X                              50,000(c)
WEATHERFORD INTL INC          COM      947074 10 0  2,080,000    65,000    X                                65,000

                TOTAL                             186,880,164

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